GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2017
Gain/(Loss) on sale of assets and deferred gains [Abstract]
GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2017	2016	2015
Net gain (loss) on sale of vessels	(570)	72	(2,062)
(Loss) on sale of newbuilding contracts	—	—	(8,858)
Amortization of deferred gains	258	228	132
	(312)	300	(10,788)

In September 2017, we entered into agreements to sell six Ultramax vessels (Golden Libra, Golden Virgo, Golden Taurus, Golden Gemini, Golden Aries and Golden Leo). In the fourth quarter of 2017, we agreed to a partial settlement for one of these vessels in the form of consideration shares in the buyer. In the aggregate, the consideration received consisted of $135.1 million in cash and 910,802 consideration shares in the buyer. The value of the consideration shares in the buyer was $7.4 per share at the date of completion of the sale. The six vessels were delivered in the fourth quarter of 2017 and the Company recorded a net loss of $0.6 million upon completion of the sales.

In August 2016, we sold Golden Lyderhorn, a 1999-built Panamax classified as a vessel held under capital lease, and a loss on the sale of $9.0 thousand was recorded as a result of previous impairment.

In February 2016 and October 2016, we completed the sale of Front Caribbean and Front Mediterranean and gains of $68.0 thousand and $13.0 thousand were recorded, respectively.

In November 2015, we entered into an agreement with New Times Shipbuilding Co. Ltd in China to convert two Capesize dry bulk newbuildings to Suezmax oil tanker newbuildings, with expected delivery in the first quarter of 2017. On November 23, 2015, we agreed to sell these newbuilding contracts to Frontline for $1.9 million. The sale was completed on December 31, 2015 and we recognized a loss of $8.9 million.

In April 2015, we agreed to the sale of four newbuilding Capesize vessels; two of the vessels (Front Atlantic and Front Baltic) were sold in August 2015 and November 2015, respectively, and we recorded a loss of $2.2 million and a gain of $0.1 million, respectively.